UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-07513)

Exact name of registrant as specified in charter:	Putnam Funds Trust

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	February 28, 2015

Date of reporting period:	November 30, 2014

Item 1. Schedule of Investments:

Putnam Floating Rate Income Fund

The fund's portfolio
11/30/14 (Unaudited)

SENIOR LOANS (86.5%)(a)(c)
	Principal amount	Value

Advertising and marketing services (0.4%)

Lions Gate Entertainment Corp. bank term loan FRN 5s, 2020	$3,000,000	$2,998,125

		2,998,125
Automotive (1.5%)

Chrysler Group, LLC bank term loan FRN Ser. B, 3 1/2s, 2017	2,223,615	2,212,150

Chrysler Group, LLC bank term loan FRN Ser. B, 3 1/4s, 2018	3,184,000	3,160,120

Navistar, Inc. bank term loan FRN Ser. B, 5 3/4s, 2017	4,440,367	4,487,546

Visteon Corp. bank term loan FRN Ser. DD, 3 1/2s, 2021	2,493,750	2,468,813

		12,328,629
Basic materials (6.5%)

AIlnex Luxembourg & CY SCA bank term loan FRN Ser. B1, 4 1/2s, 2019 (Luxembourg)	2,157,686	2,146,897

AIlnex Luxembourg & CY SCA bank term loan FRN Ser. B2, 4 1/2s, 2019 (Luxembourg)	1,119,519	1,113,922

Appvion, Inc. bank term loan FRN 5 3/4s, 2019	3,942,575	3,904,794

Atkore International, Inc. bank term loan FRN 4 1/2s, 2021	2,992,500	2,971,927

Axalta Coating Systems US Holdings, Inc. bank term loan FRN 3 3/4s, 2020	3,776,087	3,724,842

AZ Chem US, Inc. bank term loan FRN 7 1/2s, 2022	2,000,000	1,990,000

AZ Chem US, Inc. bank term loan FRN 4 1/2s, 2021	1,915,068	1,912,276

Ferro Corp. bank term loan FRN Ser. B, 4s, 2021	4,000,000	3,962,500

FMG Resources, Ltd. bank term loan FRN Ser. B, 3 3/4s, 2019 (Australia)	2,696,436	2,526,784

HD Supply, Inc. bank term loan FRN Ser. B, 4s, 2018	3,942,147	3,928,598

Ineos US Finance, LLC bank term loan FRN 3 3/4s, 2018	5,461,886	5,402,488

Nexeo Solutions, LLC bank term loan FRN 5s, 2017	980,000	971,834

Nexeo Solutions, LLC bank term loan FRN Ser. B, 5s, 2017	2,952,900	2,928,293

Orion Engineered Carbons GmbH bank term loan FRN Ser. B, 5s, 2021 (Germany)	3,000,000	3,003,750

Oxbow Carbon & Minerals, LLC bank term loan FRN 8s, 2020	1,000,000	965,000

Oxea Sarl bank term loan FRN 8 1/4s, 2020 (Germany)	774,000	752,715

Quikrete Cos., Inc. (The) bank term loan FRN 7s, 2021	2,000,000	2,015,000

Solenis International LP bank term loan FRN 7 3/4s, 2022	2,000,000	1,961,500

TMS International Corp. bank term loan FRN Ser. B, 4 1/2s, 2020	4,962,500	4,939,757

Tronox, Ltd. bank term loan FRN Ser. B, 4s, 2020	2,979,874	2,957,525

		54,080,402
Broadcasting (2.6%)

iHeartCommunications, Inc. bank term loan FRN Ser. D, 6.906s, 2019	9,612,000	9,019,826

Media General, Inc. bank term loan FRN Ser. B2, 4 1/4s, 2020	3,000,000	2,992,500

Sinclair Television Group, Inc. bank term loan FRN Ser. B, 3s, 2020	3,959,877	3,868,304

Univision Communications, Inc. bank term loan FRN 4s, 2020	6,009,288	5,946,377

		21,827,007
Building materials (1.8%)

CPG International, Inc. bank term loan FRN Ser. B, 4 3/4s, 2020	3,960,000	3,955,050

Jeld-Wen, Inc. bank term loan FRN 5 1/4s, 2021	5,000,000	4,984,375

Nortek, Inc. bank term loan FRN Ser. B, 3 3/4s, 2020	2,490,000	2,451,873

Roofing Supply Group, LLC bank term loan FRN Ser. B, 5s, 2019	3,920,000	3,871,000

		15,262,298
Capital goods (6.4%)

Accudyne Industries Borrower SCA bank term loan FRN 4s, 2019 (Luxembourg)	2,240,758	2,188,006

ADS Waste Holdings, Inc. bank term loan FRN Ser. B, 3 3/4s, 2019	3,982,272	3,905,116

B/E Aerospace, Inc. bank term loan FRN Ser. B, 4s, 2021	4,000,000	4,007,500

Berry Plastics Group, Inc. bank term loan FRN Ser. E, 3 3/4s, 2021	1,812,222	1,786,980

Doosan Bobcat AS bank term loan FRN Ser. B, 4 1/2s, 2021 (Norway)	2,301,442	2,300,483

Gardner Denver, Inc. bank term loan FRN 4 1/4s, 2020	3,534,300	3,444,469

Gates Global, LLC/Gates Global Co. bank term loan FRN 4 1/4s, 2021	6,000,000	5,936,784

Generac Power Systems, Inc. bank term loan FRN Ser. B, 3 1/4s, 2020	4,704,167	4,590,481

Husky Injection Molding Systems, Ltd. bank term loan FRN 7 1/4s, 2022 (Canada)	2,000,000	1,977,500

Husky Injection Molding Systems, Ltd. bank term loan FRN 4 1/4s, 2021 (Canada)	1,992,395	1,971,850

Manitowoc Co., Inc. (The) bank term loan FRN Ser. B, 3 1/4s, 2021	995,000	980,075

Mirror Bidco Corp. bank term loan FRN Ser. B, 4 1/4s, 2019 (Luxembourg)	3,452,472	3,420,823

Reynolds Group Holdings, Inc. bank term loan FRN Ser. B, 4s, 2018	2,996,854	2,986,365

Sequa Corp. bank term loan FRN Ser. B, 5 1/4s, 2017	1,473,750	1,435,064

Signode Industrial Group US, Inc. bank term loan FRN Ser. B, 3 3/4s, 2021	2,111,111	2,080,764

TransDigm, Inc. bank term loan FRN Ser. C, 3 3/4s, 2020	5,914,749	5,862,995

Zebra Technologies Corp. bank term loan FRN Ser. B, 4 3/4s, 2021	5,000,000	5,038,750

		53,914,005
Commercial and consumer services (3.3%)

Garda World Security Corp. bank term loan FRN Ser. B, 4s, 2020 (Canada)	4,455,407	4,392,287

Garda World Security Corp. bank term loan FRN Ser. DD, 4s, 2020 (Canada)	1,139,755	1,123,608

IMC OP LP bank term loan FRN 5 1/4s, 2020	5,000,000	4,981,250

Interactive Data Corp. bank term loan FRN Ser. B, 4 1/2s, 2021	4,289,250	4,308,015

Orbitz Worldwide, Inc. bank term loan FRN 4 1/2s, 2021	2,970,056	2,950,255

Sabre GLBL, Inc. bank term loan FRN Ser. B, 4s, 2019	2,036,792	2,021,007

Sabre GLBL, Inc. bank term loan FRN Ser. B2, 4 1/2s, 2019	1,960,000	1,945,790

Travelport Finance Sarl bank term loan FRN Ser. B, 6s, 2021 (Luxembourg)	5,515,000	5,529,935

		27,252,147
Communication services (7.6%)

Asurion, LLC bank term loan FRN 8 1/2s, 2021	2,460,000	2,475,375

Asurion, LLC bank term loan FRN Ser. B1, 5s, 2019	5,668,610	5,641,282

Atlantic Broadband Penn, LLC bank term loan FRN Ser. B, 3 1/4s, 2019	1,758,882	1,734,698

Charter Communications Operating, LLC bank term loan FRN Ser. E, 3s, 2020	3,932,563	3,874,805

Charter Communications Operating, LLC bank term loan FRN Ser. G, 4 1/4s, 2021	5,000,000	5,032,815

Crown Castle Operating Co. bank term loan FRN Ser. B2, 3s, 2021	2,379,843	2,369,134

Intelsat Jackson Holdings SA bank term loan FRN Ser. B2, 3 3/4s, 2019 (Bermuda)	1,839,628	1,828,898

Level 3 Financing, Inc. bank term loan FRN Ser. B, 4s, 2019	1,050,000	1,048,688

Level 3 Financing, Inc. bank term loan FRN Ser. B1, 4s, 2020	5,000,000	4,991,665

Level 3 Financing, Inc. bank term loan FRN Ser. B5, 4 1/2s, 2022	2,335,000	2,342,505

LTS Buyer, LLC bank term loan FRN 8s, 2021	158,125	158,520

LTS Buyer, LLC bank term loan FRN Ser. B, 4s, 2020	4,443,750	4,385,426

Numericable US, LLC bank term loan FRN Ser. B1, 4 1/2s, 2020 (France)	1,667,438	1,668,332

Numericable US, LLC bank term loan FRN Ser. B2, 4 1/2s, 2020 (France)	1,442,562	1,443,335

SBA Senior Finance II, LLC bank term loan FRN Ser. B, 3 1/4s, 2021	4,987,500	4,909,570

Telesat Canada bank term loan FRN Ser. B, 3 1/2s, 2019 (Canada)	3,693,750	3,655,272

Virgin Media Investment Holdings, Ltd. bank term loan FRN Ser. B, 3 1/2s, 2020 (United Kingdom)	2,500,000	2,475,520

Wide Open West Finance, LLC bank term loan FRN Ser. B, 4 3/4s, 2019	3,441,266	3,432,663

Windstream Corp. bank term loan FRN Ser. B4, 3 1/2s, 2020	2,947,500	2,925,394

Windstream Corp. bank term loan FRN Ser. B5, 3 1/2s, 2019	1,470,141	1,460,339

Zayo Group, LLC bank term loan FRN Ser. B, 4s, 2019	6,223,031	6,210,068

		64,064,304
Consumer staples (9.7%)

Amaya BV bank term loan FRN 8s, 2022 (Netherlands)	2,000,000	2,030,000

Amaya BV bank term loan FRN 5s, 2021 (Netherlands)	3,000,000	2,994,999

BC ULC bank term loan FRN Ser. B, 4 1/2s, 2021 (Canada)	4,965,000	4,976,524

Big Heart Pet Brands bank term loan FRN 3 1/2s, 2020	3,482,500	3,359,742

Blue Ribbon, LLC bank term loan FRN 9 1/4s, 2022	1,000,000	999,167

Blue Ribbon, LLC bank term loan FRN 5 3/4s, 2021	3,000,000	3,015,000

CEC Entertainment, Inc. bank term loan FRN Ser. B, 4s, 2021	4,748,140	4,666,534

Dave & Buster's, Inc. bank term loan FRN Ser. B, 4 1/2s, 2020	3,245,283	3,243,255

DE Master Blenders 1753 NV bank term loan FRN Ser. B2, 3 1/2s, 2021 (Netherlands)	2,500,000	2,485,418

Del Monte Foods, Inc. bank term loan FRN 8 1/4s, 2021	1,000,000	860,000

Del Monte Foods, Inc. bank term loan FRN 4 1/4s, 2021	3,056,900	2,830,179

H.J. Heinz Co. bank term loan FRN Ser. B2, 3 1/2s, 2020	7,892,538	7,879,712

Hearthside Group Holdings, LLC bank term loan FRN Ser. B, 4 1/2s, 2021	3,990,000	3,994,988

Hertz Corp. (The) bank term loan FRN Ser. B, 3s, 2018	1,970,000	1,923,213

JBS USA, LLC bank term loan FRN 3 3/4s, 2020	1,485,000	1,470,150

Landry's, Inc. bank term loan FRN Ser. B, 4s, 2018	4,521,718	4,511,354

Libbey Glass, Inc. bank term loan FRN Ser. B, 3 3/4s, 2021	4,344,113	4,316,962

Prestige Brands, Inc. bank term loan FRN Ser. B, 4 1/8s, 2019	1,133,113	1,131,224

Revlon Consumer Products Corp. bank term loan FRN Ser. B, 4s, 2019	2,481,250	2,462,641

Rite Aid Corp. bank term loan FRN 5 3/4s, 2020	1,900,000	1,909,500

Rite Aid Corp. bank term loan FRN 4 7/8s, 2021	2,000,000	1,998,750

Rite Aid Corp. bank term loan FRN Ser. 7, 3 1/2s, 2020	4,937,688	4,900,655

Sprouts Farmers Markets, Inc. bank term loan FRN 4s, 2020	2,052,679	2,050,969

US Foods, Inc. bank term loan FRN 4 1/2s, 2019	3,950,000	3,946,050

WNA Holdings, Inc. bank term loan FRN 8 1/2s, 2020	1,335,000	1,308,300

WNA Holdings, Inc. bank term loan FRN 4 1/2s, 2020	733,697	730,028

WNA Holdings, Inc. bank term loan FRN 4 1/2s, 2020	381,746	379,838

World Kitchen, LLC bank term loan FRN 5 1/2s, 2019	4,710,267	4,698,491

		81,073,643
Energy (3.9%)

American Energy-Marcellus, LLC bank term loan FRN 5 1/4s, 2020	1,850,000	1,749,791

EP Energy, LLC bank term loan FRN Ser. B3, 3 1/2s, 2018	4,143,333	4,066,682

Fieldwood Energy, LLC bank term loan FRN 8 3/8s, 2020	2,105,000	1,893,184

Fieldwood Energy, LLC bank term loan FRN 3 7/8s, 2018	3,955,020	3,777,044

Offshore Group Investment, Ltd. bank term loan FRN Ser. B, 5 3/4s, 2019 (Cayman Islands)	822,475	674,430

Offshore Group Investment, Ltd. bank term loan FRN Ser. B, 5s, 2017 (Cayman Islands)	3,064,000	2,696,320

Paragon Offshore Finance Co. bank term loan FRN Ser. B, 3 3/4s, 2021 (Cayman Islands)	5,000,000	4,450,000

Samson Investment Co. bank term loan FRN 5s, 2018	4,000,000	3,638,332

Seventy Seven Energy, Inc. bank term loan FRN 3 3/4s, 2021	2,992,500	2,869,059

Shelf Drilling Holdings, Ltd. bank term loan FRN 10s, 2018(PIK)	2,423,000	2,350,310

Tervita Corp. bank term loan FRN Ser. B, 6 1/4s, 2018 (Canada)	5,339,925	4,878,021

		33,043,173
Entertainment (1.2%)

AMC Entertainment, Inc. bank term loan FRN Ser. B, 3 1/2s, 2020	1,970,000	1,951,778

Delta 2 (Lux) Sarl bank term loan FRN 7 3/4s, 2022 (Luxembourg)	1,000,000	992,917

Delta 2 (Lux) Sarl bank term loan FRN 4 3/4s, 2021 (Luxembourg)	5,000,000	4,959,375

NEP/NCP Holdco, Inc. bank term loan FRN Ser. B, 4 1/4s, 2020	2,472,591	2,437,561

		10,341,631
Financials (4.5%)

Alliant Holdings I, Inc. bank term loan FRN Ser. B, 4 1/4s, 2019	2,416,363	2,380,118

Altisource Solutions Sarl bank term loan FRN Ser. B, 4 1/2s, 2020 (Luxembourg)	4,925,281	4,284,994

Capital Automotive LP bank term loan FRN 6s, 2020	2,500,000	2,525,000

Delos Finance SARL bank term loan FRN Ser. B, 3 1/2s, 2021 (Luxembourg)	2,500,000	2,496,250

Guggenheim Partners Investment Management Holdings, LLC bank term loan FRN Ser. B, 4 1/4s, 2020	1,980,000	1,973,565

HUB International, Ltd. bank term loan FRN Ser. B, 4 1/4s, 2020	5,441,403	5,380,187

iStar Financial, Inc. bank term loan FRN Ser. A2, 7s, 2017(R)	424,751	434,838

Ocwen Financial Corp. bank term loan FRN Ser. B, 5s, 2018	3,447,500	3,304,574

Starwood Property Trust, Inc. bank term loan FRN 3 1/2s, 2020	3,688,064	3,617,375

Transfirst, Inc. bank term loan FRN 9s, 2022	1,000,000	1,002,188

Transfirst, Inc. bank term loan FRN 5 1/2s, 2021	2,000,000	2,004,376

USI, Inc. bank term loan FRN Ser. B, 4 1/4s, 2019	3,930,300	3,881,171

Walter Investment Management Corp. bank term loan FRN Ser. B, 4 3/4s, 2020	4,609,220	4,252,006

		37,536,642
Gaming and lottery (6.4%)

American Casino & Entertainment Properties, LLC bank term loan FRN 11 1/4s, 2020	2,000,000	2,080,000

American Casino & Entertainment Properties, LLC bank term loan FRN 4 1/2s, 2019	2,942,601	2,942,601

Caesars Entertainment Operating Co., Inc. bank term loan FRN Ser. B6, 6.985s, 2017	7,783,949	7,071,718

Caesars Entertainment Operating Co., Inc. bank term loan FRN Ser. B7, 9 3/4s, 2017	673,313	620,008

CBAC Borrower, LLC bank term loan FRN Ser. B, 8 1/4s, 2020	2,250,000	2,261,250

CCM Merger, Inc. bank term loan FRN Ser. B, 4 1/2s, 2021	3,795,959	3,791,214

Gateway Casinos & Entertainment, Inc. bank term loan FRN Ser. B, 5 1/4s, 2019	3,960,000	3,419,764

Golden Nugget, Inc. bank term loan FRN Ser. B, 5 1/2s, 2019	2,035,618	2,048,340

Golden Nugget, Inc. bank term loan FRN Ser. DD, 5 1/2s, 2019	872,408	877,860

Marina District Finance Co, Inc. bank term loan FRN Ser. B, 6 3/4s, 2018	922,763	928,069

Penn National Gaming, Inc. bank term loan FRN Ser. B, 3 1/4s, 2020	3,721,875	3,666,047

Pinnacle Entertainment, Inc. bank term loan FRN Ser. B2, 3 3/4s, 2020	2,249,999	2,227,499

ROC Finance, LLC bank term loan FRN 5s, 2019	5,944,962	5,655,145

Scientific Games International, Inc. bank term loan FRN 6s, 2021	6,500,000	6,393,361

Station Casinos, LLC bank term loan FRN Ser. B, 4 1/4s, 2020	4,772,691	4,732,920

Yonkers Racing Corp. bank term loan FRN 8 3/4s, 2020	2,000,000	1,450,000

Yonkers Racing Corp. bank term loan FRN 4 1/4s, 2019	3,703,586	3,302,365

		53,468,161
Health care (10.2%)

Akorn, Inc. bank term loan FRN Ser. B, 4 1/2s, 2020	7,000,000	7,017,500

AmSurg Corp. bank term loan FRN Ser. B, 3 3/4s, 2021	4,488,750	4,472,851

Ardent Medical Services, Inc. bank term loan FRN 6 3/4s, 2018	3,859,683	3,859,683

CHS/Community Health Systems, Inc. bank term loan FRN Ser. D, 4 1/4s, 2021	5,379,138	5,390,063

ConvaTec, Inc. bank term loan FRN Ser. B, 4s, 2016	4,312,364	4,312,364

Emergency Medical Services Corp. bank term loan FRN Ser. B, 4s, 2018	3,989,685	3,971,731

Grifols Worldwide Operations USA, Inc. bank term loan FRN 3.156s, 2021	6,283,413	6,217,958

IASIS Healthcare, LLC/IASIS Capital Corp. bank term loan FRN Ser. B, 4 1/2s, 2018	4,852,821	4,855,854

Kinetic Concepts, Inc. bank term loan FRN 4s, 2018	3,872,703	3,852,131

MPH Acquisition Holdings, LLC bank term loan FRN Ser. B, 3 3/4s, 2021	6,194,182	6,093,526

Ortho-Clinical Diagnostics, Inc. bank term loan FRN Ser. B, 4 3/4s, 2021	4,469,200	4,423,266

Par Pharmaceutical Cos., Inc. bank term loan FRN Ser. B, 4s, 2019	5,198,612	5,111,967

Patheon, Inc. bank term loan FRN Ser. B, 4 1/4s, 2021 (Canada)	7,381,500	7,206,189

Pharmaceutical Product Development, Inc. bank term loan FRN Ser. B, 4s, 2018	2,049,165	2,042,335

Quintiles Transnational Corp. bank term loan FRN Ser. B3, 3 3/4s, 2018	7,122,157	7,080,613

Surgical Care Affiliates, Inc. bank term loan FRN Ser. B-DD, 4s, 2018	2,962,500	2,925,469

United Surgical Partners International, Inc. bank term loan FRN 4 3/4s, 2019	2,462,500	2,461,732

Valeant Pharmaceuticals International, Inc. bank term loan FRN Ser. C2, 3 1/2s, 2019	1,918,785	1,904,394

Valeant Pharmaceuticals International, Inc. bank term loan FRN Ser. D2, 3 1/2s, 2019	1,918,785	1,904,928

		85,104,554
Homebuilding (0.8%)

Realogy Group, LLC bank term loan FRN 4.4s, 2016	161,022	157,600

Realogy Group, LLC bank term loan FRN Ser. B, 3 3/4s, 2020	6,897,863	6,863,374

		7,020,974
Household furniture and appliances (0.4%)

Tempur Sealy International, Inc. bank term loan FRN Ser. B, 3 1/2s, 2020	3,651,708	3,604,922

		3,604,922
Leisure (0.6%)

Steinway Musical Instruments, Inc. bank term loan FRN 4 3/4s, 2019	4,959,950	4,956,850

		4,956,850
Lodging/Tourism (2.3%)

Caesars Growth Properties Holdings, LLC bank term loan FRN 6 1/4s, 2021	4,204,463	3,916,457

CityCenter Holdings, LLC bank term loan FRN Ser. B, 4 1/4s, 2020	5,591,978	5,582,192

Hilton Worldwide Finance, LLC bank term loan FRN Ser. B, 3 1/2s, 2020	5,276,213	5,221,568

MGM Resorts International bank term loan FRN Ser. B, 3 1/2s, 2019	4,912,500	4,842,905

		19,563,122
Media (1.0%)

Getty Images, Inc. bank term loan FRN Ser. B, 4 3/4s, 2019	5,739,406	5,427,326

TWCC Holding Corp. bank term loan FRN 7s, 2020	3,000,000	2,932,500

		8,359,826
Publishing (1.0%)

SuperMedia, Inc. bank term loan FRN 11.6s, 2016	1,728,510	1,404,414

Tribune Co. bank term loan FRN Ser. B, 4s, 2020	6,731,430	6,697,773

		8,102,187
Retail (5.2%)

Academy, Ltd. bank term loan FRN Ser. B, 4 1/2s, 2018	6,420,052	6,405,152

Burlington Coat Factory Warehouse Corp. bank term loan FRN Ser. B, 4 1/4s, 2021	7,980,000	7,932,120

JC Penney Corp., Inc. bank term loan FRN 6s, 2018	4,962,312	4,862,033

JC Penney Corp., Inc. bank term loan FRN 5s, 2019	3,017,438	2,918,429

Jo-Ann Stores, Inc. bank term loan FRN Ser. B, 4s, 2018	3,783,696	3,660,726

Leslie's Poolmart, Inc. bank term loan FRN Ser. B, 4 1/4s, 2019	2,878,330	2,826,758

Neiman Marcus Group, Ltd., Inc. bank term loan FRN 4 1/4s, 2020	7,390,616	7,341,342

Petco Animal Supplies, Inc. bank term loan FRN 4s, 2017	2,887,500	2,871,001

Talbots, Inc. (The) bank term loan FRN 8 1/4s, 2021	2,000,000	1,950,000

Talbots, Inc. (The) bank term loan FRN 4 3/4s, 2020	2,985,000	2,899,181

		43,666,742
Technology (5.3%)

Avago Technologies, Ltd. bank term loan FRN Ser. B, 3 3/4s, 2020	4,603,463	4,600,176

Avaya, Inc. bank term loan FRN Ser. B3, 4.654s, 2017	2,505,948	2,432,163

Avaya, Inc. bank term loan FRN Ser. B6, 6 1/2s, 2018	3,217,340	3,199,528

BMC Software, Inc. bank term loan FRN 5s, 2020	4,788,889	4,712,157

Dell, Inc. bank term loan FRN Ser. B, 4 1/2s, 2020	6,926,259	6,932,555

First Data Corp. bank term loan FRN 4.155s, 2021	1,541,750	1,530,573

First Data Corp. bank term loan FRN Ser. B, 3.655s, 2018	6,500,000	6,410,625

Freescale Semiconductor, Inc. bank term loan FRN Ser. B4, 4 1/4s, 2020	5,223,317	5,174,813

Freescale Semiconductor, Inc. bank term loan FRN Ser. B5, 5s, 2021	1,472,563	1,474,404

Infor US, Inc. bank term loan FRN Ser. B, 3 3/4s, 2020	1,946,206	1,915,392

Infor US, Inc. bank term loan FRN Ser. B5, 3 3/4s, 2020	3,571,944	3,522,086

Syniverse Holdings, Inc. bank term loan FRN 4s, 2019	2,423,804	2,379,368

		44,283,840
Textiles (0.5%)

Stuart Weitzman Acquistion Co., LLC bank term loan FRN Ser. B, 4 1/2s, 2020	3,990,000	3,895,238

		3,895,238
Transportation (1.1%)

Air Medical Group Holdings, Inc. bank term loan FRN 7 5/8s, 2018(PIK)	1,500,000	1,485,000

Air Medical Group Holdings, Inc. bank term loan FRN Ser. B1, 5s, 2018	3,944,465	3,954,327

Livingston International, Inc. bank term loan FRN 9s, 2020 (Canada)	1,466,087	1,462,422

Swift Transportation Company, LLC bank term loan FRN Ser. B, 3 3/4s, 2021	1,990,000	1,978,806

		8,880,555
Utilities and power (2.3%)

Calpine Construction Finance Co. LP bank term loan FRN Ser. B, 3s, 2020	2,370,000	2,317,663

Calpine Construction Finance Co. LP bank term loan FRN Ser. B2, 3 1/4s, 2022	1,786,472	1,748,509

Calpine Corp. bank term loan FRN Ser. B3, 4s, 2019	2,940,000	2,923,463

Energy Future Intermediate Holding Co., LLC bank term loan FRN 4 1/4s, 2016	1,761,417	1,760,977

Energy Transfer Equity LP bank term loan FRN 3 1/4s, 2019	5,570,000	5,494,187

Texas Competitive Electric Holdings Co., LLC bank term loan FRN 4.65s, 2017	6,830,362	4,943,474

Texas Competitive Electric Holdings Co., LLC bank term loan FRN 4.65s, 2017	70,101	50,736

		19,239,009

Total senior loans (cost $733,411,284)		$723,867,986

CORPORATE BONDS AND NOTES (9.7%)(a)
	Principal amount	Value

Basic materials (1.5%)

Cemex SAB de CV 144A company guaranty sr. FRN notes 4.981s, 2018 (Mexico)	$1,500,000	$1,563,750

Hexion U.S. Finance Corp./Hexion Nova Scotia Finance, ULC company guaranty sr. notes 8 7/8s, 2018	1,536,000	1,451,520

Huntsman International, LLC company guaranty sr. unsec. sub. notes 8 5/8s, 2021	1,750,000	1,898,750

Perstorp Holding AB 144A company guaranty sr. notes 8 3/4s, 2017 (Sweden)	1,710,000	1,752,750

PQ Corp. 144A sr. notes 8 3/4s, 2018	1,934,000	2,035,535

Ryerson, Inc./Joseph T Ryerson & Son, Inc. company guaranty sr. notes 9s, 2017	1,765,000	1,800,300

Taminco Global Chemical Corp. 144A sr. notes 9 3/4s, 2020 (Belgium)	638,000	699,408

TPC Group, Inc. 144A company guaranty sr. notes 8 3/4s, 2020	1,120,000	1,162,000

		12,364,013
Capital goods (0.4%)

Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. 144A FRN 3.234s, 2019 (Ireland)	1,155,000	1,120,350

Novafives SAS 144A FRN 4.082s, 2020 (France)	1,000,000	1,237,295

Pittsburgh Glass Works, LLC 144A company guaranty sr. notes 8s, 2018	1,000,000	1,060,000

		3,417,645
Communication services (1.6%)

Cablevision Systems Corp. sr. unsec. unsub. notes 8 5/8s, 2017	1,148,000	1,300,110

Digicel, Ltd. 144A sr. unsec. notes 8 1/4s, 2017 (Jamaica)	1,950,000	1,991,438

DISH DBS Corp. company guaranty sr. unsec. unsub. notes 4 1/4s, 2018	1,062,000	1,080,585

Intelsat Jackson Holdings SA company guaranty sr. unsec. notes 7 1/4s, 2019 (Bermuda)	1,500,000	1,569,375

Intelsat Luxembourg SA company guaranty sr. unsec. bonds 6 3/4s, 2018 (Luxembourg)	1,000,000	1,025,000

Numericable Group SA 144A sr. notes 4 7/8s, 2019 (France)	2,050,000	2,035,240

Sprint Communications, Inc. 144A company guaranty sr. unsec. notes 9s, 2018	2,000,000	2,315,000

WideOpenWest Finance, LLC/WideOpenWest Capital Corp. company guaranty sr. unsec. notes 10 1/4s, 2019	2,000,000	2,170,000

		13,486,748
Consumer cyclicals (1.3%)

Clear Channel Worldwide Holdings, Inc. company guaranty sr. unsec. notes 7 5/8s, 2020	1,000,000	1,040,000

GLP Capital LP/GLP Financing II, Inc. company guaranty sr. unsec. notes 4 3/8s, 2018	2,000,000	2,050,000

Igloo Holdings Corp. 144A sr. unsec. unsub. notes 8 1/4s, 2017(PIK)	1,250,000	1,259,375

M/I Homes, Inc. company guaranty sr. unsec. notes 8 5/8s, 2018	815,000	851,675

MTR Gaming Group, Inc. company guaranty notes 11 1/2s, 2019	1,774,000	1,946,965

Petco Animal Supplies, Inc. 144A company guaranty sr. unsec. notes 9 1/4s, 2018	367,000	383,056

Schaeffler Finance BV 144A company guaranty sr. notes 7 3/4s, 2017 (Netherlands)	1,815,000	2,019,188

Standard Pacific Corp. company guaranty sr. unsec. notes 8 3/8s, 2018	1,000,000	1,138,750

		10,689,009
Consumer staples (0.4%)

BlueLine Rental Finance Corp. 144A sr. notes 7s, 2019	2,198,000	2,280,425

Hertz Corp. (The) company guaranty sr. unsec. notes 4 1/4s, 2018	1,298,000	1,285,020

		3,565,445
Energy (0.9%)

Calfrac Holdings LP 144A company guaranty sr. unsec. unsub. notes 7 1/2s, 2020	1,106,000	995,400

Chesapeake Energy Corp. company guaranty sr. unsec. FRN notes 3.481s, 2019	2,000,000	1,985,000

Gulfport Energy Corp. company guaranty sr. unsec. unsub. notes 7 3/4s, 2020	1,500,000	1,530,000

Hiland Partners LP/Hiland Partners Finance Corp. 144A company guaranty sr. notes 7 1/4s, 2020	425,000	444,125

Linn Energy, LLC/Linn Energy Finance Corp. company guaranty sr. unsec. notes 6 1/2s, 2019	2,000,000	1,797,500

Shelf Drilling Holdings, Ltd. 144A sr. notes 8 5/8s, 2018	1,270,000	1,130,300

		7,882,325
Financials (1.3%)

Icahn Enterprises LP/Icahn Enterprises Finance Corp. company guaranty sr. unsec. notes 3 1/2s, 2017	2,500,000	2,471,875

iStar Financial, Inc. company guaranty sr. unsec. unsub. notes 4 7/8s, 2018(R)	2,000,000	1,967,500

JPMorgan Chase & Co. jr. unsec. sub. FRN notes 7.9s, perpetual maturity	3,000,000	3,256,830

Nationstar Mortgage, LLC/Nationstar Capital Corp. company guaranty sr. unsec. notes 6 1/2s, 2018	1,790,000	1,718,400

TMX Finance, LLC/TitleMax Finance Corp. 144A sr. notes 8 1/2s, 2018	1,500,000	1,440,000

		10,854,605
Health care (0.6%)

Jaguar Holding Co. I 144A sr. unsec. notes 9 3/8s, 2017(PIK)	1,128,000	1,150,560

Tenet Healthcare Corp. company guaranty sr. notes 6 1/4s, 2018	2,000,000	2,167,500

Valeant Pharmaceuticals International, Inc. 144A sr. unsec. notes 6 3/4s, 2018	1,500,000	1,603,125

		4,921,185
Technology (0.7%)

Avaya, Inc. 144A company guaranty sr. notes 7s, 2019	2,000,000	1,955,000

First Data Corp. company guaranty sr. unsec. notes 11 1/4s, 2021	1,200,000	1,368,000

SunGard Data Systems, Inc. company guaranty sr. unsec. notes 7 3/8s, 2018	1,000,000	1,040,000

Syniverse Holdings, Inc. company guaranty sr. unsec. notes 9 1/8s, 2019	1,365,000	1,426,425

		5,789,425
Transportation (0.2%)

CHC Helicopter SA company guaranty sr. notes 9 1/4s, 2020 (Canada)	1,278,000	1,290,780

		1,290,780
Utilities and power (0.8%)

AES Corp./Virginia (The) sr. unsec. FRN notes 3.234s, 2019	3,000,000	2,985,000

AES Corp./Virginia (The) sr. unsec. unsub. notes 8s, 2017	1,750,000	1,986,250

NRG Energy, Inc. company guaranty sr. unsec. notes 7 5/8s, 2018	1,500,000	1,661,250

		6,632,500

Total corporate bonds and notes (cost $82,632,857)		$80,893,680

PREFERRED STOCKS (0.1%)(a)
	Shares	Value

HSBC USA, Inc. $0.88 pfd. (United Kingdom)	39,050	$875,501

Total preferred stocks (cost $875,910)		$875,501

COMMON STOCKS (—%)(a)
	Shares	Value

Tribune Co. Class 1C(F)(NON)	591,290	$147,822

Total common stocks (cost $—)		$147,822

SHORT-TERM INVESTMENTS (4.3%)(a)
	Shares	Value

Putnam Short Term Investment Fund 0.09%(AFF)	35,666,429	$35,666,429

Total short-term investments (cost $35,666,429)		$35,666,429

TOTAL INVESTMENTS

Total investments (cost $852,586,480)(b)		$841,451,418

FORWARD CURRENCY CONTRACTS at 11/30/14 (aggregate face value $4,844,173) (Unaudited)

						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Barclays Bank PLC
	Euro	Sell	12/17/14	$1,243,547	$1,313,449	$69,902
HSBC Bank USA, National Association
	Canadian Dollar	Sell	1/21/15	422,592	431,879	9,287
JPMorgan Chase Bank N.A.
	Canadian Dollar	Sell	1/21/15	850,425	869,338	18,913
UBS AG
	Canadian Dollar	Sell	1/21/15	2,177,163	2,229,507	52,344

Total						$150,446

Key to holding's abbreviations
FRN	Floating Rate Notes: the rate shown is the current interest rate at the close of the reporting period

Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from March 1, 2014 through November 30, 2014 (the reporting period). Within the following notes to the portfolio, references to “ASC 820” represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to “OTC”, if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $837,324,843.
(b)	The aggregate identified cost on a tax basis is $853,092,717, resulting in gross unrealized appreciation and depreciation of $1,946,123 and $13,587,422, respectively, or net unrealized depreciation of $11,641,299.
(NON)	Non-income-producing security.
(PIK)	Income may be received in cash or additional securities at the discretion of the issuer.
(AFF)	Affiliated company. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with Putnam Short Term Investment Fund, which is under common ownership and control, were as follows:
	Name of affiliate	Fair value at the beginning of the reporting period	Purchase cost	Sale proceeds	Investment income	Fair value at the end of the reporting period

	Putnam Short Term Investment Fund *	$49,886,929	$347,584,696	$361,805,196	$16,758	$35,666,429
* Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management.
(c)	Senior loans are exempt from registration under the Securities Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rates shown for senior loans are the current interest rates at the close of the reporting period. Senior loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown. Senior loans are purchased or sold on a when-issued or delayed delivery basis and may be settled a month or more after the trade date, which from time to time can delay the actual investment of available cash balances; interest income is accrued based on the terms of the securities.
Senior loans can be acquired through an agent, by assignment from another holder of the loan, or as a participation interest in another holder’s portion of the loan. When the fund invests in a loan or participation, the fund is subject to the risk that an intermediate participant between the fund and the borrower will fail to meet its obligations to the fund, in addition to the risk that the borrower under the loan may default on its obligations.
(F)	Security is valued at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for ASC 820 based on the securities' valuation inputs.
(R)	Real Estate Investment Trust.
Debt obligations are considered secured unless otherwise indicated.
144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
The dates shown on debt obligations are the original maturity dates.
Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Board has formed a Pricing Committee to oversee the implementation of these procedures and has delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
Senior loans are valued at fair value on the basis of valuations provided by an independent pricing service, approved by the Trustees. Such services use information with respect to transactions in senior loans, quotations from senior loan dealers, market transactions in comparable securities and various relationships between securities in determining value. These securities will generally be categorized as Level 2.
Market quotations are not considered to be readily available for certain debt obligations; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as prices, yields, maturities and ratings). These securities will generally be categorized as Level 2. Short-term securities with remaining maturities of 60 days or less may be valued at amortized cost, which approximates fair value and are classified as Level 2 securities.
Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management. Certain investments, including certain restricted and illiquid securities, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security at a given point in time and does not reflect an actual market price, which may be different by a material amount.
Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used to hedge foreign exchange risk.
The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
For the fund's average contract amount on forward currency contracts, see the appropriate table at the end of these footnotes.
Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and with respect to those amounts which can be sold or repledged, is presented in the fund’s portfolio.
Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.
At the close of the reporting period, the fund did not have a net liability position on open derivative contracts subject to the Master Agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Consumer cyclicals	$—	$—	$147,822
Total common stocks	—	—	147,822
Corporate bonds and notes	—	80,893,680	—
Preferred stocks	875,501	—	—
Senior loans	—	723,867,986	—
Short-term investments	35,666,429	—	—

Totals by level	$36,541,930	$804,761,666	$147,822

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Forward currency contracts	$—	$150,446	$—

Totals by level	$—	$150,446	$—

* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
During the reporting period, transfers within the fair value hierarchy, if any, did not represent, in the aggregate, more than 1% of the fund's net assets measured as of the end of the period.
At the start and close of the reporting period, Level 3 investments in securities represented less than 1% of the fund's net assets and were not considered a significant portion of the fund's portfolio.
Fair Value of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Fair value	Fair value
Foreign exchange contracts	$150,446	$—

Total	$150,446	$—

The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was as follows based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Forward currency contracts (contract amount)		$4,400,000

The following table summarizes any derivatives, repurchase agreements and reverse repurchase agreements, at the end of the reporting period, that are subject to an enforceable master netting agreement or similar agreement. For securities lending transactions, if applicable, see note "(d)" above, and for borrowing transactions associated with securities sold short, if applicable, see the "Short sales of securities" note above.

		Barclays Bank PLC	HSBC Bank USA, National Association	JPMorgan Chase Bank N.A.	UBS AG	Total

Assets:
	Forward currency contracts#	$ 69,902	$ 9,287	$ 18,913	$ 52,344	$ 150,446

	Total Assets	$69,902	$9,287	$18,913	$52,344	$150,446

Liabilities:
	Forward currency contracts#	–	–	–	–	–

	Total Liabilities	$–	$–	$–	$–	$–

	Total Financial and Derivative Net Assets	$69,902	$9,287	$18,913	$52,344	$150,446
	Total collateral received (pledged)##†	$–	$–	$–	$–
	Net amount	$69,902	$9,287	$18,913	$52,344

†	Additional collateral may be required from certain brokers based on individual agreements.

#	Covered by master netting agreement.

##	Any over-collateralization of total financial and derivative net assets is not shown. Collateral may include amounts related to unsettled agreements.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Funds Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: January 28, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: January 28, 2015

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: January 28, 2015